Financial risk management and fair values of financial instruments - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Decrease in unobservable input	5.00%
Increase/ decrease in net loss, increase in unobservable input	$ 1,795,061
Increase/ decrease in net loss, decrease in unobservable input	$ (89,520)
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input	5.00%	5.00%
Increase/ decrease in net loss, increase in unobservable input	$ 84,785	$ 47,446
Increase/ decrease in net loss, decrease in unobservable input		$ 66,174
Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input	5.00%	5.00%
Increase/ decrease in net loss, increase in unobservable input		$ 14,983
Increase/ decrease in net loss, decrease in unobservable input	$ (48,370,219)	$ 14,983
Discount for lack of marketability
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input	5.00%
Increase/ decrease in net loss, decrease in unobservable input	$ (1,795,038)
Debt Securities [Member] | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	40.60
Debt Securities [Member] | Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	15.90
Preference Shares Liabilities, Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	12
Preference Shares Liabilities, Conversion Feature | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	41.03